Shareholders' Equity - Total Stock-based Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	50	31
Stock-based compensation expense, pre-tax	$ 125	$ 123	$ 123
Income tax benefit recognized in earnings	$ 48	$ 47	$ 47